Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2015		Mar. 31, 2015
Reverse repurchase agreements
Total gross balance	[1]	¥ 28,300		¥ 25,532
Less: Amounts offset in the consolidated balance sheets	[2]	(18,797)		(17,051)
Total net amounts of reported on the face of the consolidated balance sheets	[3]	9,503		8,481
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(7,668)		(6,295)
Cash collateral	[4]	0		(1)
Net amount		1,835		2,185
Securities borrowing transactions
Total gross balance	[1]	7,628		8,460
Less: Amounts offset in the consolidated balance sheets	[2]	0		(242)
Total net amounts of reported on the face of the consolidated balance sheets	[3]	7,628		8,218
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	¥ (6,128)		¥ (6,531)
Cash collateral
Net amount		¥ 1,500		¥ 1,687
Repurchase agreements
Total gross balance	[1]	33,560	[5]	29,268
Less: Amounts offset in the consolidated balance sheets	[2]	(18,797)		(17,051)
Total net amounts of reported on the face of the consolidated balance sheets	[3]	14,763		12,217
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(12,278)		¥ (10,058)
Cash collateral		0	[4]
Net amount		2,485		¥ 2,159
Securities lending transactions
Total gross balance	[1]	2,849	[5]	2,924
Less: Amounts offset in the consolidated balance sheets	[2]	0		(242)
Total net amounts of reported on the face of the consolidated balance sheets	[3]	2,849		2,682
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	¥ (2,286)		¥ (2,371)
Cash collateral
Net amount		¥ 563		¥ 311

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2015, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,979 billion and \2,091 billion, respectively. As of March 31, 2015, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,507 billion and \52 billion, respectively. As of September 30, 2015, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \831 billion and \1,710 billion, respectively. As of September 30, 2015, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,392 billion and \151 billion, respectively.
[2]	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.
[3]	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements-Securities purchased under agreements to resell and Collateralized agreements-Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
[4]	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.
[5]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.